Interest Expense Associated with Notes Payable (Detail) (USD $)	2 Months Ended		3 Months Ended										9 Months Ended		12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2014	Jan. 31, 2014	Dec. 31, 2013	Oct. 31, 2013	Jul. 31, 2013	Apr. 30, 2013	Jan. 31, 2013	Oct. 31, 2012	Jul. 31, 2012	Apr. 30, 2012	Dec. 31, 2014	Dec. 31, 2013	Jan. 31, 2014	Jan. 31, 2013
Associated of Interest Expense [Line Items]
Interest expense	$ 184,578	$ 86,114	$ 362,935	$ (202,206)	$ 156,257	$ (178,679)	$ (170,806)	$ (127,493)	$ (259,995)	$ (221,239)	$ (224,906)	$ (224,036)	$ 969,060	$ 518,509	$ 679,184	$ 930,176
Amortization of loan fees and discount	103,274	2,122
Interest expense, debt	141,518	8,621
Notes Payable
Associated of Interest Expense [Line Items]
Interest expense			156,450		13,023								444,448	69,111	68,634	27,959
Amortization of loan fees and discount			72,765		41,477								215,689	81,257	161,091	83,331
Interest expense, debt			$ 229,215		$ 54,500								$ 660,137	$ 150,368	$ 229,725	$ 111,290